RELATED PARTY TRANSACTIONS (Details) - MedTech Acquisition Corp - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2023	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 30, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									$ 468,821
Aggregate principal amount		$ 1,500,000		$ 1,500,000						$ 1,500,000
First extension note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									468,821
Outstanding amount		234,411		234,411		$ 39,068
Second extension note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note								$ 137,375
Expenses incurred				22,896
Outstanding amount		22,896		22,896
Aggregate principal amount								$ 137,375
2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount									1,000,000
Related party
RELATED PARTY TRANSACTIONS
Outstanding amount						39,068	$ 0
Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Aggregate principal amount										1,500,000
Sponsor | 2022 Promissory Note III
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount									1,000,000
Outstanding amount		$ 629,222		629,222		0
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Expenses incurred				$ 1,500,000		1,341,000	0
Price of warrant		$ 1.50		$ 1.50
Working capital loans warrant | Related party
RELATED PARTY TRANSACTIONS
Outstanding amount						0	0
Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note												$ 544,000
Outstanding amount		$ 544,000		$ 544,000		544,000
Promissory Note - Related Party | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount									1,000,000
Promissory Note - Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									468,821
Borrowed aggregate principal amount									468,821	1,500,000
Outstanding amount						544,000	544,000
Promissory Note - Related Party | Sponsor | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount											$ 400,000
Outstanding amount		400,000		400,000		400,000	0
Promissory Note - Related Party | Sponsor | 2022 Promissory Note III
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount									$ 1,000,000
Outstanding amount		629,222		629,222		0
Related Party Loans | Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Aggregate principal amount										$ 1,500,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant						$ 1,500,000
Price of warrant						$ 1.50
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000
Expenses incurred		$ 30,000	$ 30,000	60,000	$ 60,000	$ 120,000	120,000
Administrative Services Agreement | Accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred						240,000	$ 120,000
Administrative Services Agreement | Accounts payable and accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred				$ 300,000		$ 240,000